FAIR VALUE MEASUREMENT - Schedule of Significant Unobservable Inputs (Details) - Level 3	Dec. 31, 2024	Dec. 31, 2023
Minimum | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.050	0.080
Minimum | Loss rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.058	0.049
Minimum | Prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.000	0.040
Maximum | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.150	0.150
Maximum | Loss rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.341	0.310
Maximum | Prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.400	0.400
Weighted Average | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.150	0.150
Weighted Average | Loss rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.195	0.157
Weighted Average | Prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, available-for-sale, measurement input	0.094	0.099